Shareholder Report		12 Months Ended
	Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key		0000088053
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000016568
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class A
Trading Symbol		SUIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.13%

Gross expense ratio as of the latest prospectus: 1.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 30.48% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based index, the MSCI EAFE Index, returned 21.62% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 28.49%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Value Index. The Fund’s holdings outpaced the corresponding index components in seven of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA,* whose shares rallied on the strength of improving profit margins and robust global industrial demand, was the top contributor in the sector. Positions in several mining stocks that were propelled by rising commodity prices, including BHP Group Ltd. (2.9%) and Rio Tinto PLC (2.1%), further supported results. The Fund also outperformed in financials, led by Oversea-China Banking Ltd.* and several European banks. Health care was an additional area of strength. The Japanese company Ono Pharmaceutical Co., Ltd. (2.3%), which reported better-than-expected earnings, was the top contributor in the sector. Teva Pharmaceutical Industries Ltd. (0.3%) and Astellas Pharma, Inc. (1.9%) were additional contributors of note. Tenaris SA (1.4%), a manufacturer of steel pipes used by energy producers, was the leading contributor in the portfolio as a whole. The company reported robust earnings and received a number of analyst upgrades, boosting its shares.

On the other hand, the Fund was hurt by weaker selection in industrials. While its holdings in the sector posted a strong, double-digit gain, poor returns for certain individual stocks weighed on relative performance. Most notably, Central Japan Railway Co. (2.6%) lagged due to declining passenger demand and construction delays on a new rail line. Selection in utilities and information technology also detracted somewhat, as did positions in the French pharmaceutical giant Sanofi SA (3.8%) and the British tobacco company Imperial Brands PLC (1.9%).

Sector allocation had a neutral impact overall. While a zero weighting in real estate and an overweight in information technology contributed, an underweight in the strong-performing financials sector was a notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	MSCI EAFE Index	MSCI EAFE® Value Index
'16	$9,425	$10,000	$10,000
'16	$9,427	$10,123	$10,097
'16	$9,360	$9,916	$10,120
'16	$9,434	$9,718	$10,058
'16	$9,795	$10,051	$10,518
'17	$9,865	$10,342	$10,777
'17	$10,261	$10,490	$10,851
'17	$10,573	$10,779	$11,154
'17	$10,930	$11,053	$11,388
'17	$11,293	$11,459	$11,652
'17	$11,216	$11,439	$11,687
'17	$11,259	$11,768	$12,078
'17	$11,307	$11,764	$12,003
'17	$11,636	$12,057	$12,373
'17	$11,866	$12,240	$12,469
'17	$11,859	$12,368	$12,581
'17	$11,924	$12,567	$12,773
'18	$12,381	$13,197	$13,463
'18	$11,801	$12,601	$12,823
'18	$11,880	$12,374	$12,514
'18	$11,914	$12,657	$12,900
'18	$11,693	$12,372	$12,341
'18	$11,475	$12,221	$12,184
'18	$11,755	$12,522	$12,534
'18	$11,526	$12,280	$12,078
'18	$11,463	$12,387	$12,328
'18	$10,660	$11,401	$11,509
'18	$10,525	$11,386	$11,445
'18	$10,178	$10,834	$10,886
'19	$10,856	$11,546	$11,614
'19	$11,120	$11,840	$11,808
'19	$10,963	$11,915	$11,748
'19	$11,318	$12,250	$12,021
'19	$10,444	$11,661	$11,325
'19	$11,011	$12,353	$11,929
'19	$10,866	$12,196	$11,660
'19	$10,518	$11,880	$11,181
'19	$11,095	$12,221	$11,721
'19	$11,621	$12,660	$12,144
'19	$11,862	$12,803	$12,192
'19	$12,329	$13,219	$12,637
'20	$12,122	$12,943	$12,180
'20	$11,147	$11,773	$11,028
'20	$9,161	$10,201	$9,074
'20	$9,929	$10,860	$9,559
'20	$10,424	$11,333	$9,850
'20	$10,848	$11,719	$10,201
'20	$10,890	$11,992	$10,221
'20	$11,388	$12,609	$10,820
'20	$11,040	$12,281	$10,323
'20	$10,471	$11,791	$9,907
'20	$12,041	$13,619	$11,783
'20	$12,661	$14,252	$12,305
'21	$12,401	$14,100	$12,209
'21	$12,728	$14,416	$12,791
'21	$13,252	$14,748	$13,221
'21	$13,489	$15,192	$13,474
'21	$14,106	$15,687	$13,940
'21	$13,776	$15,510	$13,619
'21	$13,752	$15,627	$13,586
'21	$13,829	$15,903	$13,740
'21	$13,204	$15,441	$13,488
'21	$13,377	$15,821	$13,703
'21	$12,927	$15,085	$12,878
'21	$13,796	$15,857	$13,645
'22	$13,578	$15,091	$13,788
'22	$13,140	$14,824	$13,600
'22	$13,101	$14,919	$13,691
'22	$12,203	$13,954	$12,998
'22	$12,624	$14,059	$13,318
'22	$11,287	$12,754	$11,992
'22	$11,648	$13,390	$12,242
'22	$10,965	$12,754	$11,829
'22	$9,975	$11,561	$10,768
'22	$10,620	$12,182	$11,463
'22	$12,125	$13,555	$12,723
'22	$11,931	$13,566	$12,883
'23	$12,992	$14,664	$13,878
'23	$12,711	$14,358	$13,683
'23	$13,055	$14,714	$13,648
'23	$13,101	$15,129	$14,088
'23	$12,489	$14,489	$13,329
'23	$13,095	$15,148	$14,079
'23	$13,615	$15,639	$14,719
'23	$13,183	$15,039	$14,282
'23	$12,813	$14,526	$14,161
'23	$12,293	$13,937	$13,538
'23	$13,274	$15,230	$14,611
'23	$14,132	$16,040	$15,325
'24	$13,988	$16,132	$15,315
'24	$14,253	$16,427	$15,342
'24	$14,690	$16,968	$16,012
'24	$14,206	$16,533	$15,848
'24	$14,911	$17,173	$16,472
'24	$14,120	$16,896	$16,014
'24	$14,693	$17,392	$16,764
'24	$15,181	$17,957	$17,194
'24	$15,196	$18,123	$17,438
'24	$14,590	$17,138	$16,619
'24	$14,543	$17,040	$16,491
'24	$14,428	$16,653	$16,196
'25	$15,147	$17,528	$17,022
'25	$16,130	$17,868	$17,657
'25	$16,378	$17,796	$18,069
'25	$16,711	$18,611	$18,801
'25	$17,222	$19,463	$19,556
'25	$17,660	$19,891	$19,896
'25	$17,606	$19,612	$19,947
'25	$18,589	$20,448	$21,089
'25	$19,018	$20,840	$21,366
'25	$19,100	$21,085	$21,529
'25	$20,113	$21,216	$22,114
'25	$20,855	$21,852	$23,039
'26	$22,197	$22,992	$24,351
'26	$23,554	$24,056	$25,795
'26	$21,589	$21,581	$23,499
'26	$22,358	$23,189	$24,923
'26	$22,928	$23,900	$25,436
'26	$22,683	$23,916	$25,258
'26	$23,963	$24,384	$26,709
'26	$24,255	$24,869	$27,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	30.48%	11.89%	9.91%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	22.98%	10.57%	9.26%
MSCI EAFE Index	21.62%	9.35%	9.54%
MSCI EAFE® Value Index	28.49%	14.55%	10.48%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 613,204,878
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 3,166,022
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	613,204,878
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	3,166,022

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Health Care	16%
Consumer Staples	12%
Industrials	11%
Materials	10%
Energy	7%
Information Technology	5%
Utilities	4%
Communication Services	4%
Consumer Discretionary	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
France	19%
United Kingdom	17%
Italy	6%
Australia	5%
Singapore	5%
Germany	4%
Spain	4%
Switzerland	4%
Hong Kong	3%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	29.3% of Net Assets
TotalEnergies SE (France)	4.3%
Sanofi SA (France)	3.8%
UniCredit SpA (Italy)	3.3%
BHP Group Ltd. (Australia)	2.9%
Credit Agricole SA (France)	2.8%
BNP Paribas SA (France)	2.6%
Central Japan Railway Co. (Japan)	2.6%
Venture Corp. Ltd. (Singapore)	2.4%
Ono Pharmaceutical Co., Ltd. (Japan)	2.3%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.20% to 1.13%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.20% to 1.13%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016571
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class C
Trading Symbol		SUICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.89%

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 29.51% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based index, the MSCI EAFE Index, returned 21.62% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 28.49%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Value Index. The Fund’s holdings outpaced the corresponding index components in seven of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA,* whose shares rallied on the strength of improving profit margins and robust global industrial demand, was the top contributor in the sector. Positions in several mining stocks that were propelled by rising commodity prices, including BHP Group Ltd. (2.9%) and Rio Tinto PLC (2.1%), further supported results. The Fund also outperformed in financials, led by Oversea-China Banking Ltd.* and several European banks. Health care was an additional area of strength. The Japanese company Ono Pharmaceutical Co., Ltd. (2.3%), which reported better-than-expected earnings, was the top contributor in the sector. Teva Pharmaceutical Industries Ltd. (0.3%) and Astellas Pharma, Inc. (1.9%) were additional contributors of note. Tenaris SA (1.4%), a manufacturer of steel pipes used by energy producers, was the leading contributor in the portfolio as a whole. The company reported robust earnings and received a number of analyst upgrades, boosting its shares.

On the other hand, the Fund was hurt by weaker selection in industrials. While its holdings in the sector posted a strong, double-digit gain, poor returns for certain individual stocks weighed on relative performance. Most notably, Central Japan Railway Co. (2.6%) lagged due to declining passenger demand and construction delays on a new rail line. Selection in utilities and information technology also detracted somewhat, as did positions in the French pharmaceutical giant Sanofi SA (3.8%) and the British tobacco company Imperial Brands PLC (1.9%).

Sector allocation had a neutral impact overall. While a zero weighting in real estate and an overweight in information technology contributed, an underweight in the strong-performing financials sector was a notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	MSCI EAFE Index	MSCI EAFE® Value Index
'16	$10,000	$10,000	$10,000
'16	$9,998	$10,123	$10,097
'16	$9,920	$9,916	$10,120
'16	$9,993	$9,718	$10,058
'16	$10,369	$10,051	$10,518
'17	$10,436	$10,342	$10,777
'17	$10,844	$10,490	$10,851
'17	$11,168	$10,779	$11,154
'17	$11,539	$11,053	$11,388
'17	$11,911	$11,459	$11,652
'17	$11,825	$11,439	$11,687
'17	$11,863	$11,768	$12,078
'17	$11,901	$11,764	$12,003
'17	$12,241	$12,057	$12,373
'17	$12,473	$12,240	$12,469
'17	$12,458	$12,368	$12,581
'17	$12,519	$12,567	$12,773
'18	$12,990	$13,197	$13,463
'18	$12,376	$12,601	$12,823
'18	$12,452	$12,374	$12,514
'18	$12,480	$12,657	$12,900
'18	$12,242	$12,372	$12,341
'18	$12,006	$12,221	$12,184
'18	$12,291	$12,522	$12,534
'18	$12,047	$12,280	$12,078
'18	$11,972	$12,387	$12,328
'18	$11,128	$11,401	$11,509
'18	$10,978	$11,386	$11,445
'18	$10,608	$10,834	$10,886
'19	$11,311	$11,546	$11,614
'19	$11,580	$11,840	$11,808
'19	$11,409	$11,915	$11,748
'19	$11,774	$12,250	$12,021
'19	$10,856	$11,661	$11,325
'19	$11,439	$12,353	$11,929
'19	$11,284	$12,196	$11,660
'19	$10,914	$11,880	$11,181
'19	$11,505	$12,221	$11,721
'19	$12,045	$12,660	$12,144
'19	$12,288	$12,803	$12,192
'19	$12,762	$13,219	$12,637
'20	$12,539	$12,943	$12,180
'20	$11,525	$11,773	$11,028
'20	$9,465	$10,201	$9,074
'20	$10,253	$10,860	$9,559
'20	$10,757	$11,333	$9,850
'20	$11,190	$11,719	$10,201
'20	$11,226	$11,992	$10,221
'20	$11,732	$12,609	$10,820
'20	$11,367	$12,281	$10,323
'20	$10,776	$11,791	$9,907
'20	$12,381	$13,619	$11,783
'20	$13,013	$14,252	$12,305
'21	$12,738	$14,100	$12,209
'21	$13,065	$14,416	$12,791
'21	$13,598	$14,748	$13,221
'21	$13,831	$15,192	$13,474
'21	$14,457	$15,687	$13,940
'21	$14,109	$15,510	$13,619
'21	$14,076	$15,627	$13,586
'21	$14,147	$15,903	$13,740
'21	$13,499	$15,441	$13,488
'21	$13,666	$15,821	$13,703
'21	$13,199	$15,085	$12,878
'21	$14,077	$15,857	$13,645
'22	$13,846	$15,091	$13,788
'22	$13,394	$14,824	$13,600
'22	$13,346	$14,919	$13,691
'22	$12,422	$13,954	$12,998
'22	$12,843	$14,059	$13,318
'22	$11,475	$12,754	$11,992
'22	$11,834	$13,390	$12,242
'22	$11,134	$12,754	$11,829
'22	$10,122	$11,561	$10,768
'22	$10,772	$12,182	$11,463
'22	$12,292	$13,555	$12,723
'22	$12,085	$13,566	$12,883
'23	$13,152	$14,664	$13,878
'23	$12,857	$14,358	$13,683
'23	$13,199	$14,714	$13,648
'23	$13,236	$15,129	$14,088
'23	$12,611	$14,489	$13,329
'23	$13,213	$15,148	$14,079
'23	$13,731	$15,639	$14,719
'23	$13,285	$15,039	$14,282
'23	$12,903	$14,526	$14,161
'23	$12,371	$13,937	$13,538
'23	$13,352	$15,230	$14,611
'23	$14,207	$16,040	$15,325
'24	$14,053	$16,132	$15,315
'24	$14,311	$16,427	$15,342
'24	$14,741	$16,968	$16,012
'24	$14,246	$16,533	$15,848
'24	$14,942	$17,173	$16,472
'24	$14,142	$16,896	$16,014
'24	$14,705	$17,392	$16,764
'24	$15,186	$17,957	$17,194
'24	$15,192	$18,123	$17,438
'24	$14,578	$17,138	$16,619
'24	$14,521	$17,040	$16,491
'24	$14,398	$16,653	$16,196
'25	$15,103	$17,528	$17,022
'25	$16,075	$17,868	$17,657
'25	$16,315	$17,796	$18,069
'25	$16,633	$18,611	$18,801
'25	$17,132	$19,463	$19,556
'25	$17,556	$19,891	$19,896
'25	$17,490	$19,612	$19,947
'25	$18,456	$20,448	$21,089
'25	$18,868	$20,840	$21,366
'25	$18,940	$21,085	$21,529
'25	$19,931	$21,216	$22,114
'25	$20,654	$21,852	$23,039
'26	$21,968	$22,992	$24,351
'26	$23,298	$24,056	$25,795
'26	$21,343	$21,581	$23,499
'26	$22,088	$23,189	$24,923
'26	$22,636	$23,900	$25,436
'26	$22,379	$23,916	$25,258
'26	$23,629	$24,384	$26,709
'26	$23,901	$24,869	$27,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	29.51%	11.06%	9.10%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	28.51%	11.06%	9.10%
MSCI EAFE Index	21.62%	9.35%	9.54%
MSCI EAFE® Value Index	28.49%	14.55%	10.48%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 613,204,878
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 3,166,022
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	613,204,878
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	3,166,022

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Health Care	16%
Consumer Staples	12%
Industrials	11%
Materials	10%
Energy	7%
Information Technology	5%
Utilities	4%
Communication Services	4%
Consumer Discretionary	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
France	19%
United Kingdom	17%
Italy	6%
Australia	5%
Singapore	5%
Germany	4%
Spain	4%
Switzerland	4%
Hong Kong	3%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	29.3% of Net Assets
TotalEnergies SE (France)	4.3%
Sanofi SA (France)	3.8%
UniCredit SpA (Italy)	3.3%
BHP Group Ltd. (Australia)	2.9%
Credit Agricole SA (France)	2.8%
BNP Paribas SA (France)	2.6%
Central Japan Railway Co. (Japan)	2.6%
Venture Corp. Ltd. (Singapore)	2.4%
Ono Pharmaceutical Co., Ltd. (Japan)	2.3%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.95% to 1.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.95% to 1.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000149477
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class R6
Trading Symbol		SUIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.75%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 30.99% for the period ended August 31, 2026. The Fund's broad-based index, the MSCI EAFE Index, returned 21.62% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 28.49%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Value Index. The Fund’s holdings outpaced the corresponding index components in seven of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA,* whose shares rallied on the strength of improving profit margins and robust global industrial demand, was the top contributor in the sector. Positions in several mining stocks that were propelled by rising commodity prices, including BHP Group Ltd. (2.9%) and Rio Tinto PLC (2.1%), further supported results. The Fund also outperformed in financials, led by Oversea-China Banking Ltd.* and several European banks. Health care was an additional area of strength. The Japanese company Ono Pharmaceutical Co., Ltd. (2.3%), which reported better-than-expected earnings, was the top contributor in the sector. Teva Pharmaceutical Industries Ltd. (0.3%) and Astellas Pharma, Inc. (1.9%) were additional contributors of note. Tenaris SA (1.4%), a manufacturer of steel pipes used by energy producers, was the leading contributor in the portfolio as a whole. The company reported robust earnings and received a number of analyst upgrades, boosting its shares.

On the other hand, the Fund was hurt by weaker selection in industrials. While its holdings in the sector posted a strong, double-digit gain, poor returns for certain individual stocks weighed on relative performance. Most notably, Central Japan Railway Co. (2.6%) lagged due to declining passenger demand and construction delays on a new rail line. Selection in utilities and information technology also detracted somewhat, as did positions in the French pharmaceutical giant Sanofi SA (3.8%) and the British tobacco company Imperial Brands PLC (1.9%).

Sector allocation had a neutral impact overall. While a zero weighting in real estate and an overweight in information technology contributed, an underweight in the strong-performing financials sector was a notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI EAFE Index	MSCI EAFE® Value Index
'16	$10,000	$10,000	$10,000
'16	$10,005	$10,123	$10,097
'16	$9,938	$9,916	$10,120
'16	$10,022	$9,718	$10,058
'16	$10,409	$10,051	$10,518
'17	$10,486	$10,342	$10,777
'17	$10,908	$10,490	$10,851
'17	$11,246	$10,779	$11,154
'17	$11,630	$11,053	$11,388
'17	$12,018	$11,459	$11,652
'17	$11,942	$11,439	$11,687
'17	$11,993	$11,768	$12,078
'17	$12,041	$11,764	$12,003
'17	$12,397	$12,057	$12,373
'17	$12,645	$12,240	$12,469
'17	$12,640	$12,368	$12,581
'17	$12,717	$12,567	$12,773
'18	$13,208	$13,197	$13,463
'18	$12,593	$12,601	$12,823
'18	$12,683	$12,374	$12,514
'18	$12,722	$12,657	$12,900
'18	$12,488	$12,372	$12,341
'18	$12,262	$12,221	$12,184
'18	$12,564	$12,522	$12,534
'18	$12,325	$12,280	$12,078
'18	$12,260	$12,387	$12,328
'18	$11,409	$11,401	$11,509
'18	$11,267	$11,386	$11,445
'18	$10,899	$10,834	$10,886
'19	$11,628	$11,546	$11,614
'19	$11,914	$11,840	$11,808
'19	$11,753	$11,915	$11,748
'19	$12,138	$12,250	$12,021
'19	$11,202	$11,661	$11,325
'19	$11,813	$12,353	$11,929
'19	$11,663	$12,196	$11,660
'19	$11,292	$11,880	$11,181
'19	$11,914	$12,221	$11,721
'19	$12,485	$12,660	$12,144
'19	$12,747	$12,803	$12,192
'19	$13,254	$13,219	$12,637
'20	$13,034	$12,943	$12,180
'20	$11,993	$11,773	$11,028
'20	$9,858	$10,201	$9,074
'20	$10,690	$10,860	$9,559
'20	$11,227	$11,333	$9,850
'20	$11,688	$11,719	$10,201
'20	$11,736	$11,992	$10,221
'20	$12,276	$12,609	$10,820
'20	$11,903	$12,281	$10,323
'20	$11,295	$11,791	$9,907
'20	$12,991	$13,619	$11,783
'20	$13,667	$14,252	$12,305
'21	$13,391	$14,100	$12,209
'21	$13,748	$14,416	$12,791
'21	$14,322	$14,748	$13,221
'21	$14,582	$15,192	$13,474
'21	$15,253	$15,687	$13,940
'21	$14,902	$15,510	$13,619
'21	$14,881	$15,627	$13,586
'21	$14,971	$15,903	$13,740
'21	$14,299	$15,441	$13,488
'21	$14,492	$15,821	$13,703
'21	$14,008	$15,085	$12,878
'21	$14,957	$15,857	$13,645
'22	$14,723	$15,091	$13,788
'22	$14,255	$14,824	$13,600
'22	$14,216	$14,919	$13,691
'22	$13,246	$13,954	$12,998
'22	$13,711	$14,059	$13,318
'22	$12,262	$12,754	$11,992
'22	$12,658	$13,390	$12,242
'22	$11,920	$12,754	$11,829
'22	$10,849	$11,561	$10,768
'22	$11,554	$12,182	$11,463
'22	$13,195	$13,555	$12,723
'22	$12,988	$13,566	$12,883
'23	$14,151	$14,664	$13,878
'23	$13,846	$14,358	$13,683
'23	$14,229	$14,714	$13,648
'23	$14,282	$15,129	$14,088
'23	$13,619	$14,489	$13,329
'23	$14,285	$15,148	$14,079
'23	$14,857	$15,639	$14,719
'23	$14,391	$15,039	$14,282
'23	$13,993	$14,526	$14,161
'23	$13,430	$13,937	$13,538
'23	$14,509	$15,230	$14,611
'23	$15,452	$16,040	$15,325
'24	$15,300	$16,132	$15,315
'24	$15,590	$16,427	$15,342
'24	$16,078	$16,968	$16,012
'24	$15,555	$16,533	$15,848
'24	$16,329	$17,173	$16,472
'24	$15,468	$16,896	$16,014
'24	$16,103	$17,392	$16,764
'24	$16,645	$17,957	$17,194
'24	$16,665	$18,123	$17,438
'24	$16,007	$17,138	$16,619
'24	$15,955	$17,040	$16,491
'24	$15,834	$16,653	$16,196
'25	$16,628	$17,528	$17,022
'25	$17,712	$17,868	$17,657
'25	$17,995	$17,796	$18,069
'25	$18,365	$18,611	$18,801
'25	$18,932	$19,463	$19,556
'25	$19,422	$19,891	$19,896
'25	$19,369	$19,612	$19,947
'25	$20,456	$20,448	$21,089
'25	$20,937	$20,840	$21,366
'25	$21,033	$21,085	$21,529
'25	$22,157	$21,216	$22,114
'25	$22,981	$21,852	$23,039
'26	$24,467	$22,992	$24,351
'26	$25,974	$24,056	$25,795
'26	$23,814	$21,581	$23,499
'26	$24,671	$23,189	$24,923
'26	$25,307	$23,900	$25,436
'26	$25,044	$23,916	$25,258
'26	$26,468	$24,384	$26,709
'26	$26,797	$24,869	$27,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	30.99%	12.35%	10.36%
MSCI EAFE Index	21.62%	9.35%	9.54%
MSCI EAFE® Value Index	28.49%	14.55%	10.48%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 613,204,878
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 3,166,022
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	613,204,878
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	3,166,022

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Health Care	16%
Consumer Staples	12%
Industrials	11%
Materials	10%
Energy	7%
Information Technology	5%
Utilities	4%
Communication Services	4%
Consumer Discretionary	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
France	19%
United Kingdom	17%
Italy	6%
Australia	5%
Singapore	5%
Germany	4%
Spain	4%
Switzerland	4%
Hong Kong	3%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	29.3% of Net Assets
TotalEnergies SE (France)	4.3%
Sanofi SA (France)	3.8%
UniCredit SpA (Italy)	3.3%
BHP Group Ltd. (Australia)	2.9%
Credit Agricole SA (France)	2.8%
BNP Paribas SA (France)	2.6%
Central Japan Railway Co. (Japan)	2.6%
Venture Corp. Ltd. (Singapore)	2.4%
Ono Pharmaceutical Co., Ltd. (Japan)	2.3%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016572
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class S
Trading Symbol		SCINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$102	0.88%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 30.82% for the period ended August 31, 2026. The Fund's broad-based index, the MSCI EAFE Index, returned 21.62% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 28.49%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Value Index. The Fund’s holdings outpaced the corresponding index components in seven of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA,* whose shares rallied on the strength of improving profit margins and robust global industrial demand, was the top contributor in the sector. Positions in several mining stocks that were propelled by rising commodity prices, including BHP Group Ltd. (2.9%) and Rio Tinto PLC (2.1%), further supported results. The Fund also outperformed in financials, led by Oversea-China Banking Ltd.* and several European banks. Health care was an additional area of strength. The Japanese company Ono Pharmaceutical Co., Ltd. (2.3%), which reported better-than-expected earnings, was the top contributor in the sector. Teva Pharmaceutical Industries Ltd. (0.3%) and Astellas Pharma, Inc. (1.9%) were additional contributors of note. Tenaris SA (1.4%), a manufacturer of steel pipes used by energy producers, was the leading contributor in the portfolio as a whole. The company reported robust earnings and received a number of analyst upgrades, boosting its shares.

On the other hand, the Fund was hurt by weaker selection in industrials. While its holdings in the sector posted a strong, double-digit gain, poor returns for certain individual stocks weighed on relative performance. Most notably, Central Japan Railway Co. (2.6%) lagged due to declining passenger demand and construction delays on a new rail line. Selection in utilities and information technology also detracted somewhat, as did positions in the French pharmaceutical giant Sanofi SA (3.8%) and the British tobacco company Imperial Brands PLC (1.9%).

Sector allocation had a neutral impact overall. While a zero weighting in real estate and an overweight in information technology contributed, an underweight in the strong-performing financials sector was a notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	MSCI EAFE Index	MSCI EAFE® Value Index
'16	$10,000	$10,000	$10,000
'16	$10,002	$10,123	$10,097
'16	$9,934	$9,916	$10,120
'16	$10,015	$9,718	$10,058
'16	$10,401	$10,051	$10,518
'17	$10,477	$10,342	$10,777
'17	$10,896	$10,490	$10,851
'17	$11,231	$10,779	$11,154
'17	$11,615	$11,053	$11,388
'17	$12,003	$11,459	$11,652
'17	$11,924	$11,439	$11,687
'17	$11,973	$11,768	$12,078
'17	$12,021	$11,764	$12,003
'17	$12,374	$12,057	$12,373
'17	$12,620	$12,240	$12,469
'17	$12,615	$12,368	$12,581
'17	$12,689	$12,567	$12,773
'18	$13,176	$13,197	$13,463
'18	$12,564	$12,601	$12,823
'18	$12,650	$12,374	$12,514
'18	$12,686	$12,657	$12,900
'18	$12,455	$12,372	$12,341
'18	$12,226	$12,221	$12,184
'18	$12,525	$12,522	$12,534
'18	$12,286	$12,280	$12,078
'18	$12,220	$12,387	$12,328
'18	$11,367	$11,401	$11,509
'18	$11,226	$11,386	$11,445
'18	$10,859	$10,834	$10,886
'19	$11,585	$11,546	$11,614
'19	$11,869	$11,840	$11,808
'19	$11,704	$11,915	$11,748
'19	$12,088	$12,250	$12,021
'19	$11,156	$11,661	$11,325
'19	$11,764	$12,353	$11,929
'19	$11,612	$12,196	$11,660
'19	$11,242	$11,880	$11,181
'19	$11,858	$12,221	$11,721
'19	$12,426	$12,660	$12,144
'19	$12,688	$12,803	$12,192
'19	$13,188	$13,219	$12,637
'20	$12,970	$12,943	$12,180
'20	$11,931	$11,773	$11,028
'20	$9,805	$10,201	$9,074
'20	$10,632	$10,860	$9,559
'20	$11,163	$11,333	$9,850
'20	$11,621	$11,719	$10,201
'20	$11,668	$11,992	$10,221
'20	$12,205	$12,609	$10,820
'20	$11,833	$12,281	$10,323
'20	$11,227	$11,791	$9,907
'20	$12,912	$13,619	$11,783
'20	$13,582	$14,252	$12,305
'21	$13,306	$14,100	$12,209
'21	$13,659	$14,416	$12,791
'21	$14,228	$14,748	$13,221
'21	$14,484	$15,192	$13,474
'21	$15,150	$15,687	$13,940
'21	$14,800	$15,510	$13,619
'21	$14,777	$15,627	$13,586
'21	$14,865	$15,903	$13,740
'21	$14,194	$15,441	$13,488
'21	$14,384	$15,821	$13,703
'21	$13,903	$15,085	$12,878
'21	$14,842	$15,857	$13,645
'22	$14,609	$15,091	$13,788
'22	$14,142	$14,824	$13,600
'22	$14,103	$14,919	$13,691
'22	$13,139	$13,954	$12,998
'22	$13,598	$14,059	$13,318
'22	$12,158	$12,754	$11,992
'22	$12,548	$13,390	$12,242
'22	$11,818	$12,754	$11,829
'22	$10,753	$11,561	$10,768
'22	$11,451	$12,182	$11,463
'22	$13,077	$13,555	$12,723
'22	$12,872	$13,566	$12,883
'23	$14,020	$14,664	$13,878
'23	$13,717	$14,358	$13,683
'23	$14,093	$14,714	$13,648
'23	$14,145	$15,129	$14,088
'23	$13,487	$14,489	$13,329
'23	$14,145	$15,148	$14,079
'23	$14,711	$15,639	$14,719
'23	$14,246	$15,039	$14,282
'23	$13,852	$14,526	$14,161
'23	$13,292	$13,937	$13,538
'23	$14,356	$15,230	$14,611
'23	$15,291	$16,040	$15,325
'24	$15,138	$16,132	$15,315
'24	$15,424	$16,427	$15,342
'24	$15,902	$16,968	$16,012
'24	$15,383	$16,533	$15,848
'24	$16,150	$17,173	$16,472
'24	$15,297	$16,896	$16,014
'24	$15,921	$17,392	$16,764
'24	$16,454	$17,957	$17,194
'24	$16,476	$18,123	$17,438
'24	$15,823	$17,138	$16,619
'24	$15,772	$17,040	$16,491
'24	$15,651	$16,653	$16,196
'25	$16,436	$17,528	$17,022
'25	$17,506	$17,868	$17,657
'25	$17,781	$17,796	$18,069
'25	$18,144	$18,611	$18,801
'25	$18,703	$19,463	$19,556
'25	$19,187	$19,891	$19,896
'25	$19,132	$19,612	$19,947
'25	$20,205	$20,448	$21,089
'25	$20,676	$20,840	$21,366
'25	$20,771	$21,085	$21,529
'25	$21,877	$21,216	$22,114
'25	$22,688	$21,852	$23,039
'26	$24,153	$22,992	$24,351
'26	$25,636	$24,056	$25,795
'26	$23,505	$21,581	$23,499
'26	$24,345	$23,189	$24,923
'26	$24,973	$23,900	$25,436
'26	$24,708	$23,916	$25,258
'26	$26,109	$24,384	$26,709
'26	$26,432	$24,869	$27,096

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	30.82%	12.20%	10.21%
MSCI EAFE Index	21.62%	9.35%	9.54%
MSCI EAFE® Value Index	28.49%	14.55%	10.48%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 613,204,878
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 3,166,022
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	613,204,878
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	3,166,022

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Health Care	16%
Consumer Staples	12%
Industrials	11%
Materials	10%
Energy	7%
Information Technology	5%
Utilities	4%
Communication Services	4%
Consumer Discretionary	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
France	19%
United Kingdom	17%
Italy	6%
Australia	5%
Singapore	5%
Germany	4%
Spain	4%
Switzerland	4%
Hong Kong	3%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	29.3% of Net Assets
TotalEnergies SE (France)	4.3%
Sanofi SA (France)	3.8%
UniCredit SpA (Italy)	3.3%
BHP Group Ltd. (Australia)	2.9%
Credit Agricole SA (France)	2.8%
BNP Paribas SA (France)	2.6%
Central Japan Railway Co. (Japan)	2.6%
Venture Corp. Ltd. (Singapore)	2.4%
Ono Pharmaceutical Co., Ltd. (Japan)	2.3%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016573
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Institutional Class
Trading Symbol		SUIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.86%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 30.82% for the period ended August 31, 2026. The Fund's broad-based index, the MSCI EAFE Index, returned 21.62% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 28.49%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Value Index. The Fund’s holdings outpaced the corresponding index components in seven of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA,* whose shares rallied on the strength of improving profit margins and robust global industrial demand, was the top contributor in the sector. Positions in several mining stocks that were propelled by rising commodity prices, including BHP Group Ltd. (2.9%) and Rio Tinto PLC (2.1%), further supported results. The Fund also outperformed in financials, led by Oversea-China Banking Ltd.* and several European banks. Health care was an additional area of strength. The Japanese company Ono Pharmaceutical Co., Ltd. (2.3%), which reported better-than-expected earnings, was the top contributor in the sector. Teva Pharmaceutical Industries Ltd. (0.3%) and Astellas Pharma, Inc. (1.9%) were additional contributors of note. Tenaris SA (1.4%), a manufacturer of steel pipes used by energy producers, was the leading contributor in the portfolio as a whole. The company reported robust earnings and received a number of analyst upgrades, boosting its shares.

On the other hand, the Fund was hurt by weaker selection in industrials. While its holdings in the sector posted a strong, double-digit gain, poor returns for certain individual stocks weighed on relative performance. Most notably, Central Japan Railway Co. (2.6%) lagged due to declining passenger demand and construction delays on a new rail line. Selection in utilities and information technology also detracted somewhat, as did positions in the French pharmaceutical giant Sanofi SA (3.8%) and the British tobacco company Imperial Brands PLC (1.9%).

Sector allocation had a neutral impact overall. While a zero weighting in real estate and an overweight in information technology contributed, an underweight in the strong-performing financials sector was a notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

* Not held at August 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI EAFE Index	MSCI EAFE® Value Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$1,000,492	$1,012,284	$1,009,667
'16	$993,610	$991,578	$1,012,024
'16	$1,001,966	$971,830	$1,005,777
'16	$1,040,290	$1,005,061	$1,051,819
'17	$1,047,946	$1,034,216	$1,077,718
'17	$1,090,058	$1,049,005	$1,085,086
'17	$1,123,748	$1,077,883	$1,115,434
'17	$1,162,031	$1,105,310	$1,138,836
'17	$1,200,825	$1,145,879	$1,165,210
'17	$1,193,168	$1,143,852	$1,168,730
'17	$1,198,273	$1,176,847	$1,207,823
'17	$1,202,867	$1,176,404	$1,200,287
'17	$1,238,343	$1,205,674	$1,237,305
'17	$1,263,100	$1,223,982	$1,246,888
'17	$1,262,589	$1,236,821	$1,258,064
'17	$1,270,022	$1,256,673	$1,277,349
'18	$1,318,979	$1,319,707	$1,346,319
'18	$1,257,717	$1,260,141	$1,282,342
'18	$1,266,356	$1,237,429	$1,251,446
'18	$1,270,022	$1,265,683	$1,289,999
'18	$1,246,721	$1,237,233	$1,234,089
'18	$1,223,944	$1,222,117	$1,218,440
'18	$1,254,051	$1,252,200	$1,253,418
'18	$1,230,227	$1,228,017	$1,207,827
'18	$1,223,682	$1,238,675	$1,232,797
'18	$1,138,333	$1,140,086	$1,150,944
'18	$1,124,196	$1,138,649	$1,144,540
'18	$1,087,340	$1,083,375	$1,088,581
'19	$1,160,210	$1,154,575	$1,161,439
'19	$1,188,760	$1,184,007	$1,180,754
'19	$1,172,446	$1,191,473	$1,174,750
'19	$1,210,784	$1,224,972	$1,202,120
'19	$1,117,521	$1,166,142	$1,132,534
'19	$1,178,156	$1,235,324	$1,192,873
'19	$1,162,929	$1,219,639	$1,166,046
'19	$1,125,679	$1,188,043	$1,118,145
'19	$1,187,401	$1,222,088	$1,172,102
'19	$1,244,228	$1,265,997	$1,214,389
'19	$1,270,331	$1,280,269	$1,219,194
'19	$1,320,480	$1,321,877	$1,263,715
'20	$1,298,542	$1,294,266	$1,218,019
'20	$1,194,479	$1,177,267	$1,102,752
'20	$981,852	$1,020,139	$907,373
'20	$1,064,821	$1,086,043	$955,939
'20	$1,118,259	$1,133,335	$985,017
'20	$1,164,103	$1,171,925	$1,020,138
'20	$1,168,885	$1,199,241	$1,022,118
'20	$1,223,166	$1,260,895	$1,081,952
'20	$1,186,041	$1,228,133	$1,032,270
'20	$1,125,291	$1,179,095	$990,702
'20	$1,294,042	$1,361,871	$1,178,315
'20	$1,361,363	$1,425,193	$1,230,510
'21	$1,333,569	$1,410,009	$1,220,916
'21	$1,369,100	$1,441,635	$1,279,079
'21	$1,426,122	$1,474,783	$1,322,122
'21	$1,452,197	$1,519,159	$1,347,366
'21	$1,518,962	$1,568,700	$1,394,028
'21	$1,483,717	$1,551,046	$1,361,914
'21	$1,481,711	$1,562,725	$1,358,589
'21	$1,490,594	$1,590,290	$1,373,977
'21	$1,423,543	$1,544,138	$1,348,758
'21	$1,442,455	$1,582,117	$1,370,267
'21	$1,394,316	$1,508,479	$1,287,825
'21	$1,488,401	$1,585,719	$1,364,531
'22	$1,465,457	$1,509,091	$1,378,751
'22	$1,418,376	$1,482,408	$1,360,011
'22	$1,414,502	$1,491,936	$1,369,084
'22	$1,317,957	$1,395,416	$1,299,819
'22	$1,363,846	$1,405,877	$1,331,817
'22	$1,219,625	$1,275,429	$1,199,208
'22	$1,258,958	$1,338,984	$1,224,184
'22	$1,185,357	$1,275,389	$1,182,878
'22	$1,078,681	$1,156,080	$1,076,829
'22	$1,149,004	$1,218,248	$1,146,284
'22	$1,311,998	$1,355,466	$1,272,275
'22	$1,291,234	$1,356,555	$1,288,347
'23	$1,406,600	$1,466,405	$1,387,794
'23	$1,376,370	$1,435,806	$1,368,347
'23	$1,414,311	$1,471,391	$1,364,806
'23	$1,419,555	$1,512,933	$1,408,785
'23	$1,353,544	$1,448,909	$1,332,920
'23	$1,419,864	$1,514,848	$1,407,857
'23	$1,476,621	$1,563,863	$1,471,875
'23	$1,430,043	$1,503,948	$1,428,236
'23	$1,390,251	$1,452,577	$1,416,118
'23	$1,334,110	$1,393,687	$1,353,833
'23	$1,441,148	$1,523,046	$1,461,119
'23	$1,534,768	$1,603,964	$1,532,494
'24	$1,519,740	$1,613,195	$1,531,464
'24	$1,548,517	$1,642,724	$1,534,248
'24	$1,596,798	$1,696,753	$1,601,161
'24	$1,544,360	$1,653,301	$1,584,786
'24	$1,621,418	$1,717,342	$1,647,228
'24	$1,535,727	$1,689,618	$1,601,371
'24	$1,598,717	$1,739,186	$1,676,440
'24	$1,652,434	$1,795,738	$1,719,355
'24	$1,654,672	$1,812,321	$1,743,756
'24	$1,589,124	$1,713,765	$1,661,854
'24	$1,584,008	$1,704,042	$1,649,054
'24	$1,571,993	$1,665,289	$1,619,596
'25	$1,650,576	$1,752,803	$1,702,223
'25	$1,758,215	$1,786,796	$1,765,701
'25	$1,785,950	$1,779,587	$1,806,868
'25	$1,822,270	$1,861,102	$1,880,147
'25	$1,878,731	$1,946,253	$1,955,613
'25	$1,927,268	$1,989,136	$1,989,591
'25	$1,921,655	$1,961,215	$1,994,703
'25	$2,029,624	$2,044,826	$2,108,872
'25	$2,076,840	$2,083,961	$2,136,612
'25	$2,086,415	$2,108,476	$2,152,852
'25	$2,197,686	$2,121,568	$2,211,401
'25	$2,279,079	$2,185,213	$2,303,853
'26	$2,426,379	$2,299,247	$2,435,130
'26	$2,575,716	$2,405,627	$2,579,457
'26	$2,361,554	$2,158,088	$2,349,861
'26	$2,446,064	$2,318,873	$2,492,290
'26	$2,509,193	$2,389,991	$2,543,640
'26	$2,482,720	$2,391,593	$2,525,790
'26	$2,623,232	$2,438,399	$2,670,948
'26	$2,655,136	$2,486,921	$2,709,601

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	30.82%	12.24%	10.26%
MSCI EAFE Index	21.62%	9.35%	9.54%
MSCI EAFE® Value Index	28.49%	14.55%	10.48%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
AssetsNet		$ 613,204,878
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 3,166,022
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	613,204,878
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	63
Total Net Advisory Fees Paid ($)	3,166,022

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Health Care	16%
Consumer Staples	12%
Industrials	11%
Materials	10%
Energy	7%
Information Technology	5%
Utilities	4%
Communication Services	4%
Consumer Discretionary	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
France	19%
United Kingdom	17%
Italy	6%
Australia	5%
Singapore	5%
Germany	4%
Spain	4%
Switzerland	4%
Hong Kong	3%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	29.3% of Net Assets
TotalEnergies SE (France)	4.3%
Sanofi SA (France)	3.8%
UniCredit SpA (Italy)	3.3%
BHP Group Ltd. (Australia)	2.9%
Credit Agricole SA (France)	2.8%
BNP Paribas SA (France)	2.6%
Central Japan Railway Co. (Japan)	2.6%
Venture Corp. Ltd. (Singapore)	2.4%
Ono Pharmaceutical Co., Ltd. (Japan)	2.3%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.